Segment information (Tables)	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of disaggregated information of revenues, cost of revenues and gross profit

	For the Fiscal Years ended September 30,
	2024	2023	2022

Revenue - projects	$7,467,346	$8,792,782	$6,894,587
Revenue - products	7,748,444	6,150,640	4,166,388
Revenue - services	308,469	365,943	257,090
Total revenues	$15,524,259	$15,309,365	$11,318,065

	For the Fiscal Years ended September 30,
	2024	2023	2022

Cost of revenue – projects	$5,697,177	$6,639,072	$6,209,976
Cost of revenue – products	6,659,702	5,245,587	3,475,607
Cost of revenue – services	283,105	337,003	215,375
Total cost of revenues	$12,639,984	$12,221,662	$9,900,958

	For the Fiscal Years ended September 30,
	2024	2023	2022

Gross profit - projects	$1,770,169	$2,153,710	$684,611
Gross profit - products	1,088,742	905,053	690,781
Gross profit - services	25,364	28,940	41,715
Total gross profit	$2,884,275	$3,087,703	$1,417,107